9. Income Taxes (Tables)	15 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets
Net operating loss carryforward	$(199,000)	$(18,000)
Gross Deferred Tax Assets	(199,000)	(18,000)
Less Valuation Allowance	199,000	18,000
Total Deferred Tax Assets - Net	$—	$—

Tax Expense - Difference from Expected
Computed "expected" tax expense (benefit) - Federal	$(875,000)	$(16,000)
Computed "expected" tax expense (benefit) - State - Georgia	(102,000)	(2,000)
Derivative expense	439,000	—
Loss on debt extinguishment	5,000	—
Gain on debt forgiveness	38,000
Share based payments	286,000	—
Amortization of patent	1,000	—
Amortization of debt Issue costs	5,000	—
Amortization of debt discount	35,000	—
Change in value of derivitive liability	(13,000)	—
Change in valuation allowance	181,000	18,000
	$—	$—